Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Global Technology and Innovation Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Inception Date	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class N MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI All Country World Information Technology Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	42.10%	[1]	27.73%	[1]	18.97%	[1]	11.02%	[1]	Dec. 31, 1998	[1]	18.40%	15.22%	13.88%	7.23%	45.61%	26.23%	18.17%	8.04%	48.72%	[2]	28.36%	[2]	18.85%	[2]	10.52%	[2]	Dec. 31, 1998	[2]	18.40%	15.22%	13.88%	7.23%	45.61%	26.23%	18.17%	8.04%		50.45%	29.04%	19.52%	11.16%	Dec. 31, 1998	18.40%	15.22%	13.88%	7.23%	45.61%	26.23%	18.17%	8.04%	51.14%	29.59%	20.00%	11.55%	Dec. 31, 1998	18.40%	15.22%	13.88%	7.23%	45.61%	26.23%	18.17%	8.04%	51.24%	29.63%	19.95%	11.51%	Dec. 31, 1998	18.40%	15.22%	13.88%	7.23%	45.61%	26.23%	18.17%	8.04%	50.89%	29.39%	19.84%	11.46%	Dec. 31, 1998	47.89%	27.15%	17.93%	10.60%	Dec. 31, 1998	32.22%	23.74%	16.20%	9.75%	Dec. 31, 1998	18.40%	15.22%	13.88%	7.23%	45.61%	26.23%	18.17%	8.04%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.